RELATED PARTY TRANSACTIONS - Management Services (Details) - GH Group	1 Months Ended
Jan. 31, 2020 entity shares
APP Investment Advisors
Related Party Transaction [Line Items]
Number of entities merged | entity	1
Class A Common shares | APP Investment Advisors
Related Party Transaction [Line Items]
Shares issued	880,870
Class A Common shares | Magu Capital
Related Party Transaction [Line Items]
Shares issued	2,263,513